UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2652

Name of Registrant:	Vanguard Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1:	Schedule of Investments

September 30, 2004 Vanguard Small-Cap Value Index Fund	Shares	Market Value (000)
COMMON STOCKS (100.0%)

Auto & Transportation (4.7%)
BorgWarner, Inc.	188,128	$8,144
CNF Inc.	170,352	6,983
* Yellow Roadway Corp.	145,817	6,837
Tidewater Inc.	191,577	6,236
OMI Corp.	303,926	4,869
Cooper Tire & Rubber Co.	225,562	4,550
American Axle & Manufacturing Holdings, Inc.	150,239	4,396
Alexander & Baldwin, Inc.	129,061	4,380
Overseas Shipholding Group Inc.	86,235	4,281
ArvinMeritor, Inc.	211,002	3,956
* The Goodyear Tire & Rubber Co.	346,778	3,724
Visteon Corp.	437,537	3,496
USF Corp.	93,724	3,364
Werner Enterprises, Inc.	173,953	3,359
* Kansas City Southern	211,859	3,214
Modine Manufacturing Co.	104,672	3,152
Overnite Corp.	94,408	2,967
Skywest, Inc.	185,996	2,799
Arkansas Best Corp.	75,812	2,776
* AMR Corp.	350,970	2,573
* Offshore Logistics, Inc.	72,734	2,504
* Alaska Air Group, Inc.	90,660	2,247
* General Maritime Corp.	63,778	2,221
Superior Industries International, Inc.	71,873	2,153
* Continental Airlines, Inc. Class B	223,032	1,900
* Aviall Inc.	80,610	1,644
Bandag, Inc.	36,353	1,592
* TBC Corp.	70,774	1,581
Wabtec Corp.	68,142	1,274
* RailAmerica, Inc.	109,232	1,207
Sea Containers Ltd. Class A	68,968	1,050
* Fleetwood Enterprises, Inc.	63,170	959
* Frontier Airlines, Inc.	120,519	926
* Wabash National Corp.	32,176	884
* Strattec Security Corp.	12,939	806
Coachmen Industries, Inc.	47,329	747
* Genesee & Wyoming Inc. Class A	28,145	713
* Stoneridge, Inc.	45,500	642
* Covenant Transport, Inc.	28,958	559
* P.A.M. Transportation Services, Inc.	23,006	441
* Dura Automotive Systems, Inc.	61,806	438
* Tower Automotive, Inc.	194,533	407
* Collins & Aikman Corp.	83,564	349
* Aftermarket Technology Corp.	27,213	342
* America West Holdings Corp. Class B	58,354	315
* Mesa Air Group Inc.	36,571	187
Bandag, Inc. Class A	2,500	101

		114,245

Consumer Discretionary (12.7%)
The Neiman Marcus Group, Inc. Class A	146,147	8,404
Borders Group, Inc.	262,133	6,501
* Activision, Inc.	466,281	6,467
* BJ's Wholesale Club, Inc.	234,920	6,423
* Service Corp. International	1,029,148	6,391
IKON Office Solutions, Inc.	500,166	6,012
Lee Enterprises, Inc.	123,025	5,701
The Toro Co.	82,104	5,608
Snap-On Inc.	196,485	5,415
* American Greetings Corp. Class A	214,396	5,386
* AnnTaylor Stores Corp.	229,132	5,362
* Zale Corp.	179,262	5,037
* Adesa, Inc.	304,170	4,998
* United Stationers, Inc.	114,381	4,964
Reader's Digest Association, Inc.	333,984	4,873
Furniture Brands International Inc.	179,999	4,514
Dillard's Inc.	228,510	4,511
Media General, Inc. Class A	70,429	3,941
* Jack in the Box Inc.	123,373	3,915
* Barnes & Noble, Inc.	99,050	3,665
Boyd Gaming Corp.	129,031	3,632
* Scholastic Corp.	115,253	3,560
Nu Skin Enterprises, Inc.	145,000	3,409
Wolverine World Wide, Inc.	134,374	3,386
Kellwood Co.	92,843	3,384
Banta Corp.	84,168	3,346
Bob Evans Farms, Inc.	119,019	3,233
* Aztar Corp.	116,743	3,094
* Tommy Hilfiger Corp.	308,708	3,047
Tupperware Corp.	178,186	3,026
* MPS Group, Inc.	354,324	2,980
CBRL Group, Inc.	82,141	2,964
The Brink's Co.	95,643	2,886
ABM Industries Inc.	140,431	2,830
* Charming Shoppes, Inc.	389,087	2,770
Pier 1 Imports Inc.	148,001	2,676
La-Z-Boy Inc.	175,089	2,658
IHOP Corp.	68,818	2,630
The Pep Boys (Manny, Moe & Jack)	185,856	2,602
* R.H. Donnelley Corp.	52,713	2,602
* Helen of Troy Ltd.	94,360	2,568
* School Specialty, Inc.	64,102	2,526
* THQ Inc.	128,798	2,506
Callaway Golf Co.	228,229	2,412
* Big Lots Inc.	194,921	2,384
* Payless ShoeSource, Inc.	229,473	2,325
Hollinger International, Inc.	134,041	2,318
* Stewart Enterprises, Inc. Class A	330,707	2,298
Chemed Corp.	41,054	2,288
* Argosy Gaming Co.	58,118	2,278
Liberty Corp.	56,953	2,263
Landry's Restaurants, Inc.	79,972	2,182
* Ryan's Restaurant Group, Inc.	141,852	2,105
* CSK Auto Corp.	156,819	2,089
* Dollar Thrifty Automotive Group, Inc.	85,463	2,079
* Gemstar-TV Guide International, Inc.	356,626	2,015
* K2 Inc.	140,079	2,005
Sonic Automotive, Inc.	99,100	1,987
Phillips-Van Heusen Corp.	88,526	1,972
* JAKKS Pacific, Inc.	85,297	1,962
Blyth, Inc.	62,963	1,946
* Central Garden and Pet Co.	58,896	1,803
Viad Corp.	75,002	1,780
United Auto Group, Inc.	70,400	1,766
* Group 1 Automotive, Inc.	64,659	1,764
* Prime Hospitality Corp.	144,011	1,753
Oxford Industries, Inc.	46,634	1,737
* Consolidated Graphics, Inc.	41,359	1,733
* ShopKo Stores, Inc.	98,968	1,723
Kelly Services, Inc. Class A	64,082	1,712
Speedway Motorsports, Inc.	51,079	1,702
Lone Star Steakhouse & Saloon, Inc.	64,538	1,667
Handleman Co.	80,261	1,642
Journal Communications, Inc.	88,166	1,546
American Woodmark Corp.	41,080	1,521
Cato Corp. Class A	68,221	1,518
* Steak n Shake Co.	87,743	1,499
* Boca Resorts, Inc. Class A	80,579	1,496
Russell Corp.	88,294	1,487
Ethan Allen Interiors, Inc.	41,945	1,458
Brown Shoe Co., Inc.	58,129	1,457
Burlington Coat Factory Warehouse Corp.	67,591	1,435
Bowne & Co., Inc.	105,961	1,376
* Gaylord Entertainment Co.	44,262	1,372
* Insight Enterprises, Inc.	81,441	1,371
Finish Line, Inc.	44,093	1,363
The Stride Rite Corp.	132,200	1,355
* FTI Consulting, Inc.	71,652	1,354
The Marcus Corp.	68,869	1,341
The Topps Co., Inc.	129,874	1,270
* RC2 Corp.	37,378	1,230
* The Warnaco Group, Inc.	54,041	1,201
* SOURCECORP, Inc.	54,203	1,200
* Wesco International, Inc.	48,888	1,186
Pulitzer, Inc.	23,454	1,159
Gray Television, Inc.	96,792	1,152
Orient-Express Hotel Ltd.	69,458	1,135
The Nautilus Group, Inc.	49,816	1,125
* Brightpoint, Inc.	64,844	1,115
Lithia Motors, Inc.	50,422	1,072
Startek, Inc.	34,032	1,067
* Stage Stores, Inc.	30,858	1,056
Haverty Furniture Cos., Inc.	58,099	1,019
Movado Group, Inc.	58,700	998
* Hollywood Entertainment Corp.	96,867	956
Aaron Rents, Inc. Class B	43,746	952
* MarineMax, Inc.	42,174	950
* Pegasus Solutions Inc.	78,841	940
G & K Services, Inc. Class A	22,899	910
* Century Business Services, Inc.	199,434	895
Courier Corp.	21,372	891
Central Parking Corp.	67,348	890
CDI Corp.	43,265	887
Churchill Downs, Inc.	22,466	880
UniFirst Corp.	30,439	871
Triarc Cos., Inc. Class B	74,843	858
Libbey, Inc.	43,701	817
* Korn/Ferry International	44,610	813
* Volt Information Sciences Inc.	28,244	813
CSS Industries, Inc.	26,100	808
The Buckle, Inc.	29,304	805
* Spherion Corp.	102,442	801
Movie Gallery, Inc.	45,512	798
* Navigant International, Inc.	47,200	771
Russ Berrie and Co., Inc.	38,223	770
Hancock Fabrics, Inc.	63,414	760
Angelica Corp.	30,451	758
* O'Charley's Inc.	46,265	754
Blair Corp.	26,100	735
Lawson Products, Inc.	17,535	718
* Cross Country Healthcare, Inc.	45,331	703
* AMC Entertainment, Inc.	35,726	684
National Presto Industries, Inc.	16,182	677
Sturm, Ruger & Co., Inc.	72,616	654
* Heidrick & Struggles International, Inc.	22,598	651
* Geo Group Inc.	31,336	641
* Asbury Automotive Group, Inc.	45,607	616
* Clark, Inc.	44,389	601
* Fisher Communications, Inc.	12,475	599
* Vail Resorts Inc.	32,103	580
Action Performance Cos., Inc.	55,276	560
World Fuel Services Corp.	13,327	477
* Insight Communications Co., Inc.	53,557	471
* Midway Games Inc.	44,290	439
* Hudson Highland Group, Inc.	14,981	437
Deb Shops, Inc.	16,200	395
* Tweeter Home Entertainment Group, Inc.	69,215	391
* Neoforma, Inc.	40,602	378
* Bally Total Fitness Holding Corp.	103,660	377
Advanced Marketing Services	33,500	361
Dover Downs Gaming & Entertainment, Inc.	34,664	357
* Shoe Carnival, Inc.	21,845	258
* Young Broadcasting Inc.	20,662	225
* The Boyds Collection, Ltd.	71,736	171
* The Wet Seal, Inc. Class A	51,991	86
The Neiman Marcus Group, Inc. Class B	202	11
Triarc Cos., Inc. Class A	116	1
Timco Aviation Services, Inc. Cvt
8.00%, 1/2/2007	2	-

		309,629

Consumer Staples (1.6%)
Universal Corp. (VA)	85,883	3,834
* Ralcorp Holdings, Inc.	98,811	3,567
Flowers Foods, Inc.	126,627	3,273
Sensient Technologies Corp.	149,877	3,243
Casey's General Stores, Inc.	151,651	2,819
* Chiquita Brands International, Inc.	137,247	2,389
Ruddick Corp.	118,174	2,321
Longs Drug Stores, Inc.	94,302	2,282
* Hain Celestial Group, Inc.	104,295	1,844
Schweitzer-Mauduit International, Inc.	50,803	1,646
American Italian Pasta Co.	60,761	1,589
Pilgrim's Pride Corp.	56,067	1,518
* Robert Mondavi Corp. Class A	35,860	1,405
Weis Markets, Inc.	32,168	1,090
Lance, Inc.	64,529	1,042
* J & J Snack Foods Corp.	22,552	967
Dimon Inc.	151,960	895
Tootsie Roll Industries, Inc.	24,706	722
Standard Commercial Tobacco Co.	34,200	539
Winn-Dixie Stores, Inc.	142,840	441
Ingles Markets, Inc.	36,185	436
Coca-Cola Bottling Co.	6,822	369
* The Great Atlantic & Pacific Tea Co., Inc.	37,391	228

		38,459

Financial Services (38.6%)
* AmeriCredit Corp.	532,265	11,114
The Macerich Co. REIT	197,988	10,551
Ryder System, Inc.	221,030	10,397
Chelsea Property Group REIT	149,005	9,998
American Capital Strategies, Ltd.	313,084	9,812
Mills Corp. REIT	181,061	9,392
Catellus Development Corp. REIT	347,980	9,225
Mack-Cali Realty Corp. REIT	204,600	9,064
Webster Financial Corp.	179,097	8,846
* Conseco, Inc.	486,921	8,599
United Dominion Realty Trust REIT	431,700	8,561
Colonial BancGroup, Inc.	407,845	8,340
Sky Financial Group, Inc.	319,165	7,979
First American Corp.	255,455	7,876
Federal Realty Investment Trust REIT	174,205	7,665
Rayonier Inc. REIT	167,100	7,560
Thornburg Mortgage, Inc. REIT	260,475	7,556
IndyMac Bancorp, Inc.	206,224	7,465
Ventas, Inc. REIT	283,447	7,347
Reckson Associates Realty Corp. REIT	253,258	7,281
Cullen/Frost Bankers, Inc.	156,169	7,257
Arden Realty Group, Inc. REIT	221,194	7,207
FirstMerit Corp.	272,265	7,162
SL Green Realty Corp. REIT	134,489	6,968
StanCorp Financial Group, Inc.	97,522	6,944
CenterPoint Properties Corp. REIT	157,658	6,871
Annaly Mortgage Management Inc. REIT	398,353	6,824
Washington Federal Inc.	265,118	6,668
Pan Pacific Retail Properties, Inc. REIT	122,372	6,620
HRPT Properties Trust REIT	598,931	6,582
BRE Properties Inc. Class A REIT	169,130	6,486
The South Financial Group, Inc.	225,692	6,365
Healthcare Realty Trust Inc. REIT	159,079	6,210
New Century Financial Corp.	103,121	6,210
Camden Property Trust REIT	134,354	6,207
Health Care Inc. REIT	173,472	6,106
Realty Income Corp. REIT	133,881	6,029
CBL & Associates Properties, Inc. REIT	98,543	6,006
CarrAmerica Realty Corp. REIT	183,646	6,005
Westamerica Bancorporation	107,149	5,881
Impac Mortgage Holdings, Inc. REIT	216,764	5,701
Hudson United Bancorp	151,493	5,583
Old National Bancorp	223,871	5,561
Whitney Holdings Corp.	130,204	5,469
AmerUs Group Co.	132,793	5,445
Shurgard Storage Centers, Inc. Class A REIT	139,668	5,419
BancorpSouth, Inc.	234,827	5,399
American Financial Realty Trust REIT	369,919	5,220
Trustmark Corp.	167,275	5,199
Brandywine Realty Trust REIT	182,054	5,185
Prentiss Properties Trust REIT	142,669	5,136
First Industrial Realty Trust REIT	139,146	5,134
Crescent Real Estate, Inc. REIT	319,145	5,023
Cathay General Bancorp	134,532	5,003
Essex Property Trust, Inc. REIT	69,512	4,994
Greater Bay Bancorp	173,255	4,981
IPC Holdings Ltd.	130,242	4,950
Trizec Properties, Inc. REIT	307,066	4,904
First Midwest Bancorp, Inc.	141,622	4,894
* Allmerica Financial Corp.	179,466	4,824
Reinsurance Group of America, Inc.	115,595	4,763
Park National Corp.	36,969	4,704
Nationwide Health Properties, Inc. REIT	224,668	4,662
People's Bank	126,678	4,526
Raymond James Financial, Inc.	186,561	4,500
Highwood Properties, Inc. REIT	181,308	4,462
* La Quinta Corp. REIT	571,743	4,460
Pennsylvania REIT	114,901	4,442
Home Properties, Inc. REIT	110,549	4,373
Taubman Co. REIT	168,038	4,340
United Bankshares, Inc.	125,106	4,335
Pacific Capital Bancorp	145,861	4,315
Redwood Trust, Inc. REIT	69,064	4,311
Alexandria Real Estate Equities, Inc. REIT	65,550	4,308
Washington REIT	141,129	4,276
Cousins Properties, Inc. REIT	124,190	4,261
Chittenden Corp.	155,354	4,233
Texas Regional Bancshares, Inc.	132,795	4,129
* Ohio Casualty Corp.	196,973	4,123
Platinum Underwriters Holdings, Ltd.	138,868	4,066
Citizens Banking Corp.	124,487	4,055
MAF Bancorp, Inc.	93,937	4,052
Capital Automotive REIT	129,112	4,037
First National Bankshares of Florida	161,260	3,959
Downey Financial Corp.	70,713	3,886
Susquehanna Bancshares, Inc.	155,704	3,830
Post Properties, Inc. REIT	127,716	3,819
Community First Bankshares, Inc.	118,495	3,799
GATX Corp.	141,467	3,772
Newcastle Investment Corp. REIT	121,312	3,724
Provident Bankshares Corp.	111,001	3,724
Commerce Group, Inc.	76,906	3,722
Commercial Federal Corp.	137,682	3,715
Delphi Financial Group, Inc.	92,214	3,704
American Financial Group, Inc.	123,732	3,698
Provident Financial Services Inc.	212,853	3,672
R & G Financial Corp. Class B	94,841	3,666
Kilroy Realty Corp. REIT	95,961	3,649
UICI	109,169	3,574
* Jones Lang Lasalle Inc.	107,878	3,561
Lexington Corporate Properties Trust REIT	162,704	3,532
* United Rentals, Inc.	221,753	3,524
Novastar Financial, Inc. REIT	80,079	3,491
Colonial Properties Trust REIT	86,781	3,490
F.N.B. Corp.	156,538	3,464
* Saxon REIT Inc.	159,545	3,430
American Home Mortgage Investment Corp. REIT	121,402	3,393
Gables Residential Trust REIT	98,890	3,377
Westcorp, Inc.	78,678	3,345
* ProAssurance Corp.	93,614	3,278
* Philadelphia Consolidated Holding Corp.	59,441	3,276
* Knight Trading Group, Inc.	352,928	3,258
Senior Housing Properties Trust REIT	182,442	3,251
First Niagara Financial Group, Inc.	241,887	3,236
Umpqua Holdings Corp.	140,472	3,169
Republic Bancorp, Inc.	205,583	3,166
The Phoenix Cos., Inc.	303,737	3,165
Selective Insurance Group	84,385	3,139
Brookline Bancorp, Inc.	198,954	3,118
HCC Insurance Holdings, Inc.	103,329	3,115
TrustCo Bank NY	238,991	3,064
Bank Mutual Corp.	252,373	3,028
Commercial Net Lease Realty REIT	165,944	3,024
Corporate Office Properties Trust, Inc. REIT	115,736	2,965
First BanCorp Puerto Rico	61,171	2,955
Glimcher Realty Trust REIT	119,685	2,908
MB Financial, Inc.	72,845	2,888
Summit Properties, Inc. REIT	106,036	2,868
BankAtlantic Bancorp, Inc. Class A	156,112	2,860
Entertainment Properties Trust REIT	74,407	2,813
Waypoint Financial Corp.	101,511	2,799
Endurance Specialty Holdings Ltd.	86,221	2,772
LandAmerica Financial Group, Inc.	60,629	2,759
First Commonwealth Financial Corp.	200,167	2,724
S & T Bancorp, Inc.	76,023	2,715
R.L.I. Corp.	72,252	2,713
* First Federal Financial Corp.	54,573	2,668
* Piper Jaffray Cos., Inc.	67,043	2,654
Alabama National BanCorporation	43,982	2,633
LaSalle Hotel Properties REIT	93,474	2,580
* NCO Group, Inc.	95,509	2,574
Mid-America Apartment Communities, Inc. REIT	65,205	2,540
Horace Mann Educators Corp.	144,038	2,532
National Penn Bancshares Inc.	78,787	2,519
* Arch Capital Group Ltd.	62,617	2,438
Hancock Holding Co.	76,699	2,438
Corus Bankshares Inc.	56,437	2,434
First Charter Corp.	100,488	2,429
W Holding Co., Inc.	125,859	2,391
Sun Communities, Inc. REIT	60,992	2,390
MFA Mortgage Investments, Inc. REIT	256,298	2,361
Chemical Financial Corp.	64,580	2,358
AMLI Residential Properties Trust REIT	77,108	2,356
NBT Bancorp, Inc.	100,186	2,347
EastGroup Properties, Inc. REIT	70,680	2,347
Equity One, Inc. REIT	118,492	2,325
RAIT Investment Trust REIT	84,991	2,325
Heritage Property Investment Trust REIT	78,720	2,296
Community Bank System, Inc.	91,254	2,293
Glacier Bancorp, Inc.	78,483	2,289
Stewart Information Services Corp.	57,510	2,266
National Health Investors REIT	78,721	2,239
First Republic Bank	48,282	2,221
Cash America International Inc.	90,714	2,219
Central Pacific Financial Co.	80,228	2,208
PS Business Parks, Inc. REIT	55,305	2,204
Flagstar Bancorp, Inc.	102,485	2,181
Amcore Financial, Inc.	76,398	2,168
Glenborough Realty Trust, Inc. REIT	102,190	2,122
Harbor Florida Bancshares, Inc.	68,169	2,120
First Citizens BancShares Class A	17,800	2,100
Tanger Factory Outlet Centers, Inc. REIT	46,040	2,062
Infinity Property & Casualty Corp.	69,632	2,056
First Financial Bancorp	118,292	2,020
Jefferies Group, Inc.	57,402	1,979
MCG Capital Corp.	113,907	1,977
Sovran Self Storage, Inc. REIT	50,269	1,970
CRT Properties, Inc. REIT	90,856	1,949
Mid-State Bancshares	75,530	1,943
Sterling Bancshares, Inc.	143,795	1,934
Zenith National Insurance Corp.	45,702	1,934
Unizan Financial Corp.	69,660	1,923
UMB Financial Corp.	40,326	1,922
* Metris Cos., Inc.	195,965	1,917
Frontier Financial Corp.	53,345	1,883
Anthracite Capital Inc. REIT	168,470	1,873
PFF Bancorp, Inc.	48,300	1,848
Westbanco Inc.	63,465	1,846
First Community Bancorp	44,267	1,815
Cornerstone Realty Income Trust, Inc. REIT	184,930	1,805
* BankUnited Financial Corp.	61,591	1,795
Hudson River Bancorp. Inc.	92,530	1,756
Getty Realty Holding Corp. REIT	66,485	1,743
Parkway Properties Inc. REIT	37,004	1,719
First Federal Capital Corp.	56,817	1,718
Anworth Mortgage Asset Corp. REIT	150,383	1,711
Anchor Bancorp Wisconsin Inc.	65,841	1,705
Oriental Financial Group Inc.	62,723	1,697
Alfa Corp.	121,396	1,695
Max Re Capital Ltd.	84,673	1,693
Dime Community Bancshares	100,479	1,688
Northwest Bancorp, Inc.	72,662	1,647
Independent Bank Corp. (MI)	60,206	1,626
Sandy Spring Bancorp, Inc.	49,221	1,610
* Alleghany Corp.	5,882	1,605
* MeriStar Hospitality Corp. REIT	293,429	1,599
Partners Trust Financial Group, Inc.	152,557	1,580
Fidelity Bankshares, Inc.	42,483	1,580
First Financial Bankshares, Inc.	39,125	1,571
Net.Bank, Inc.	156,840	1,570
Sterling Financial Corp. (PA)	57,829	1,552
Prosperity Bancshares, Inc.	57,673	1,541
Ramco-Gershenson Properties Trust REIT	56,696	1,535
* LaBranche & Co. Inc.	181,431	1,533
Riggs National Corp.	68,605	1,523
Equity Inns, Inc. REIT	152,991	1,512
Innkeepers USA Trust REIT	120,968	1,505
Bedford Property Investors, Inc. REIT	49,560	1,504
Irwin Financial Corp.	57,128	1,475
United Fire & Casualty Co.	25,405	1,456
Kramont Realty Trust REIT	77,002	1,432
Independent Bank Corp. (MA)	46,299	1,431
Town & Country Trust REIT	56,143	1,429
Scottish Re Group Ltd.	66,481	1,407
First Merchants Corp.	56,149	1,384
TierOne Corp.	58,885	1,358
Sterling Bancorp	49,328	1,334
First Financial Holdings, Inc.	42,355	1,324
Investors Real Estate Trust REIT	130,117	1,302
U.S. Restaurant Properties, Inc. REIT	76,502	1,292
* FelCor Lodging Trust, Inc. REIT	111,189	1,258
IBERIABANK Corp.	21,345	1,232
* National Western Life Insurance Co. Class A	7,428	1,210
Capitol Bancorp Ltd.	40,922	1,201
Community Trust Bancorp Inc.	38,556	1,198
Presidential Life Corp.	69,567	1,195
Saul Centers, Inc. REIT	35,602	1,171
State Auto Financial Corp.	40,342	1,168
Washington Trust Bancorp, Inc.	44,511	1,164
Simmons First National Corp.	44,637	1,142
Integra Bank Corp.	52,453	1,138
Universal Health Realty Income REIT	37,502	1,136
Columbia Banking System, Inc.	47,514	1,130
McGrath Rent Corp.	30,620	1,119
Suffolk Bancorp	36,621	1,105
FBL Financial Group, Inc. Class A	41,824	1,095
Community Banks, Inc.	37,202	1,078
First Financial Corp. (IN)	34,137	1,073
* Universal American Financial Corp.	82,828	1,071
West Coast Bancorp	50,993	1,062
First Community Bancshares, Inc.	32,252	1,059
Flushing Financial Corp.	55,506	1,055
Capital City Bank Group, Inc.	26,800	1,037
Banner Corp.	35,159	1,034
Omega Financial Corp.	29,338	1,015
United Community Financial Corp.	89,196	1,014
Great Southern Bancorp, Inc.	32,253	1,008
Urstadt Biddle Properties Class A REIT	65,903	1,004
First Source Corp.	38,430	985
* ITLA Capital Corp.	21,093	974
WSFS Financial Corp.	19,465	973
Odyssey Re Holdings Corp.	43,746	970
Advanta Corp. Class A	42,100	960
Tompkins Trustco, Inc.	20,653	956
Midland Co.	34,707	949
Harleysville Group, Inc.	45,443	939
* Sterling Financial Corp.	26,608	938
CityBank Lynnwood WA	26,530	928
First Busey Corp.	48,296	923
* CompuCredit Corp.	48,383	901
* Argonaut Group, Inc.	48,221	900
Seacoast Banking Corp. of Florida	41,752	892
City Holding Co.	27,049	890
First Place Financial Corp.	43,788	876
Arrow Financial Corp.	28,995	870
* Navigators Group, Inc.	29,699	868
Union Bankshares Corp.	27,561	859
First Bancorp (NC)	25,409	857
Peoples Holding Co.	25,950	845
SWS Group, Inc.	51,990	836
Bank of Granite Corp.	41,164	799
Lakeland Bancorp, Inc.	48,487	797
Acadia Realty Trust REIT	53,902	795
First Indiana Corp.	39,443	793
Electro Rent Corp.	71,312	787
Camden National Corp.	22,202	766
Advanta Corp. Class B	31,513	762
OceanFirst Financial Corp.	31,339	760
Midwest Banc Holdings, Inc.	39,471	759
Peoples Bancorp, Inc.	28,668	755
* InterCept, Inc.	39,853	746
Capital Southwest Corp.	9,818	746
Virginia Financial Group, Inc.	22,925	745
SCBT Financial Corp.	24,683	728
PXRE Group Ltd.	31,100	728
First Oak Brook Bancshares, Inc.	22,899	706
Harleysville National Corp.	27,715	679
Pennrock Financial Services Corp.	24,390	677
Farmers Capital Bank Corp.	19,315	663
WFS Financial, Inc.	13,800	642
Financial Institutions, Inc.	28,430	637
Republic Bancorp, Inc. Class A	27,038	627
Mission West Properties Inc. REIT	60,082	622
Baldwin & Lyons, Inc. Class B	24,377	615
* CNA Surety Corp.	57,662	611
* PMA Capital Corp. Class A	79,800	602
NBC Capital Corp.	23,301	597
BancFirst Corp.	9,300	596
Citizens 1st Bancorp, Inc.	23,221	583
Hanmi Financial Corp.	18,602	562
Pennfed Financial Services, Inc.	18,248	555
German American Bancorp	31,227	526
Capstead Mortgage Corp. REIT	40,504	504
Gabelli Asset Management Inc.	11,446	490
* Credit Acceptance Corp.	24,859	471
* Federal Agricultural Mortgage Corp. Class C	19,876	441
Royal Bancshares of Pennsylvania, Inc.	15,089	366
Old Second Bancorp, Inc.	11,747	329
Charter Financial Corp.	6,607	224
Crawford & Co. Class B	28,403	190
Urstadt Biddle Properties REIT	9,302	135

		942,274

Health Care (3.3%)
* PacifiCare Health Systems, Inc.	290,994	10,680
* Sierra Health Services, Inc.	81,904	3,926
* Province Healthcare Co.	166,809	3,490
Valeant Pharmaceuticals International	141,702	3,418
Owens & Minor, Inc. Holding Co.	132,744	3,372
* Ocular Sciences, Inc.	66,614	3,195
* OSI Pharmaceuticals, Inc.	48,178	2,961
Perrigo Co.	139,382	2,864
* Beverly Enterprises, Inc.	362,785	2,746
* Dade Behring Holdings Inc.	45,360	2,527
Alpharma, Inc. Class A	136,953	2,505
* Onyx Pharmaceuticals, Inc.	55,720	2,397
* Kindred Healthcare, Inc.	98,012	2,391
West Pharmaceutical Services, Inc.	99,958	2,084
* Sola International Inc.	107,655	2,051
* Amylin Pharmaceuticals, Inc.	94,550	1,940
* Viasys Healthcare Inc.	104,225	1,744
Analogic Corp.	39,298	1,638
Datascope Corp.	42,324	1,579
* Human Genome Sciences, Inc.	137,847	1,504
Landauer, Inc.	29,942	1,405
* Genesis Healthcare Corp.	34,889	1,061
* Vertex Pharmaceuticals, Inc.	92,886	975
* Vicuron Pharmaceuticals Inc.	65,649	964
* NPS Pharmaceuticals Inc.	43,818	954
* Abgenix, Inc.	94,475	932
Hooper Holmes, Inc.	207,038	928
* Gentiva Health Services, Inc.	52,439	858
* PSS World Medical, Inc.	77,182	775
* OCA Inc.	161,458	765
Incyte Corp.	77,713	748
National Healthcare Corp.	25,600	730
* Sunrise Senior Living, Inc.	20,552	722
* DJ Orthopedics Inc.	36,906	651
* Medarex, Inc.	88,223	651
* Exelixis, Inc.	80,604	650
* Cell Genesys, Inc.	72,206	648
* PAREXEL International Corp.	30,904	606
* Alexion Pharmaceuticals, Inc.	31,760	572
* Geron Corp.	88,853	532
* Tanox, Inc.	31,124	525
Vital Signs, Inc.	14,164	453
* Zymogenetics, Inc.	25,003	436
* CuraGen Corp.	71,006	391
* ARIAD Pharmaceuticals, Inc.	55,909	374
* Hanger Orthopedic Group, Inc.	71,565	359
* Regeneron Pharmaceuticals, Inc.	34,391	299
* Trimeris, Inc.	19,210	289
* Maxygen Inc.	27,262	270
* NeoPharm, Inc.	31,394	269
* Savient Pharmaceuticals Inc.	99,066	228
* PRAECIS Pharmaceuticals Inc.	86,417	190
* aaiPharma Inc.	16,378	25

		79,247

Materials & Processing (12.7%)
Precision Castparts Corp.	218,790	13,138
Boise Cascade Corp.	281,327	9,363
Louisiana-Pacific Corp.	348,872	9,053
Cabot Corp.	199,894	7,710
Lubrizol Corp.	220,459	7,628
Martin Marietta Materials, Inc.	162,727	7,367
RPM International, Inc.	391,904	6,917
Harsco Corp.	138,739	6,229
Cytec Industries, Inc.	124,628	6,101
Hughes Supply, Inc.	197,296	5,933
* FMC Corp.	116,631	5,665
The Timken Co.	226,621	5,579
Corn Products International, Inc.	116,978	5,393
AptarGroup Inc.	117,131	5,150
Worthington Industries, Inc.	234,455	5,006
Mueller Industries Inc.	112,281	4,822
Olin Corp.	234,797	4,696
* Hercules, Inc.	316,027	4,503
Georgia Gulf Corp.	100,354	4,475
Potlatch Corp.	94,651	4,431
York International Corp.	139,417	4,404
Minerals Technologies, Inc.	69,451	4,088
Clarcor Inc.	85,577	4,079
LNR Property Corp.	64,069	3,967
Albemarle Corp.	112,354	3,943
Forest City Enterprise Class A	67,838	3,738
Great Lakes Chemical Corp.	145,497	3,725
Texas Industries, Inc.	71,573	3,682
Crompton Corp.	387,265	3,675
* OM Group, Inc.	95,630	3,496
Acuity Brands, Inc.	144,072	3,425
Carpenter Technology Corp.	69,250	3,306
Commercial Metals Co.	83,190	3,304
* URS Corp.	123,344	3,291
Delta & Pine Land Co.	123,000	3,290
Brady Corp. Class A	67,061	3,271
Ferro Corp.	141,276	3,081
* Dycom Industries, Inc.	106,686	3,029
* Washington Group International, Inc.	85,062	2,945
USEC Inc.	282,593	2,930
* Cleveland-Cliffs Inc.	36,135	2,922
Quanex Corp.	55,572	2,850
Kaydon Corp.	95,393	2,744
Spartech Corp.	108,258	2,717
Granite Construction Co.	112,541	2,690
H.B. Fuller Co.	96,346	2,640
Lennox International Inc.	175,733	2,625
Wausau-Mosinee Paper Corp.	156,729	2,610
* Shaw Group, Inc.	213,038	2,556
Albany International Corp.	85,581	2,551
Allegheny Technologies Inc.	133,760	2,441
Longview Fibre Co.	154,864	2,362
* Jacuzzi Brands, Inc.	253,911	2,361
Eagle Materials, Inc.	32,602	2,325
Schnitzer Steel Industries, Inc. Class A	71,428	2,311
* WCI Communities, Inc.	96,548	2,250
A. Schulman Inc.	102,024	2,249
* PolyOne Corp.	293,186	2,205
Arch Chemicals, Inc.	74,788	2,135
Watsco, Inc.	69,670	2,092
Eagle Materials, Inc. B Shares	30,097	2,077
* USG Corp.	109,202	1,991
* EMCOR Group, Inc.	51,060	1,921
Gibraltar Steel	52,733	1,907
Airgas, Inc.	78,176	1,882
Florida Rock Industries, Inc.	38,263	1,875
Universal Forest Products, Inc.	54,375	1,860
Cambrex Corp.	83,942	1,843
* Griffon Corp.	84,854	1,790
* Trammell Crow Co.	112,776	1,773
ElkCorp	60,030	1,666
* Millennium Chemicals, Inc.	76,656	1,626
* Caraustar Industries, Inc.	96,297	1,615
Chesapeake Corp. of Virginia	66,049	1,586
WD-40 Co.	54,653	1,563
Greif Inc. Class A	36,400	1,534
Barnes Group, Inc.	54,802	1,505
Rock-Tenn Co.	95,329	1,500
* Quanta Services, Inc.	235,615	1,425
Tredegar Corp.	77,571	1,412
* RTI International Metals, Inc.	71,845	1,392
Deltic Timber Corp.	34,794	1,384
Glatfelter	108,679	1,347
MacDermid, Inc.	45,943	1,331
Building Materials Holding Corp.	45,089	1,241
Silgan Holdings, Inc.	26,108	1,209
* Buckeye Technology, Inc.	106,357	1,186
Ennis, Inc.	55,102	1,180
Valmont Industries, Inc.	56,352	1,176
* NCI Building Systems, Inc.	33,869	1,080
* Stillwater Mining Co.	68,225	1,057
CIRCOR International, Inc.	49,419	964
Myers Industries, Inc.	83,716	917
Wellman, Inc.	108,077	916
Pope & Talbot, Inc.	50,750	893
Ameron International Corp.	26,233	863
Calgon Carbon Corp.	119,055	860
* Lone Star Technologies, Inc.	22,097	835
Quaker Chemical Corp.	30,763	743
* Century Aluminum Co.	26,607	738
* Graphic Packaging Corp.	105,084	681
LSI Industries Inc.	63,222	660
* Interface, Inc.	75,027	602
NL Industries, Inc.	32,582	597
Apogee Enterprises, Inc.	41,752	540
Alico, Inc.	12,015	512
Stepan Co.	19,871	473
The Standard Register Co.	44,449	467
* Energy Conversion Devices, Inc.	34,935	463
* Mobile Mini, Inc.	16,011	397
* Avatar Holding, Inc.	9,055	384

		310,903

Other Energy (5.2%)
Peabody Energy Corp.	216,027	12,854
* Reliant Energy, Inc.	1,001,172	9,341
* Premcor, Inc.	210,937	8,121
Massey Energy Co.	256,148	7,410
* Tesoro Petroleum Corp.	221,368	6,537
* Newfield Exploration Co.	98,418	6,027
* Plains Exploration & Production Co.	247,205	5,898
* Forest Oil Corp.	178,973	5,391
* Cimarex Energy Co.	139,628	4,879
* Dynegy, Inc.	951,500	4,748
* Houston Exploration Co.	73,782	4,379
* Calpine Corp.	1,405,954	4,077
Arch Coal, Inc.	113,784	4,038
Range Resources Corp.	228,158	3,990
Vintage Petroleum, Inc.	185,828	3,730
* Stone Energy Corp.	81,036	3,546
CONSOL Energy, Inc.	90,587	3,161
* Seacor Holdings INC	56,403	2,637
* Veritas DGC Inc.	113,030	2,575
Cabot Oil & Gas Corp.	55,611	2,497
* Swift Energy Co.	93,818	2,248
Berry Petroleum Class A	59,987	2,203
* Magnum Hunter Resources Inc.	185,700	2,143
* Universal Compression Holdings, Inc.	58,155	1,981
Holly Corp.	64,102	1,635
* Core Laboratories NV	59,580	1,465
* Comstock Resources, Inc.	68,282	1,428
* Enbridge Energy Management LLC	29,943	1,337
Penn Virginia Corp.	30,708	1,216
* Global Industries Ltd.	181,907	1,124
Frontier Oil Corp.	44,595	1,053
* Oil States International, Inc.	45,475	850
* Harvest Natural Resources, Inc.	42,840	711
* FuelCell Energy, Inc.	51,493	528
* Parker Drilling Co.	111,677	410
* Plug Power, Inc.	55,949	359
* TransMontaigne Inc.	58,197	339
Gulf Island Fabrication, Inc.	10,101	225
* Dril-Quip, Inc.	7,979	178

		127,269

Producer Durables (7.8%)
Pentair, Inc.	321,912	11,238
Cummins Inc.	117,202	8,660
* AGCO Corp.	304,664	6,892
* Terex Corp.	158,142	6,863
Briggs & Stratton Corp.	75,821	6,157
Standard Pacific Corp.	109,213	6,156
* Toll Brothers, Inc.	122,505	5,676
Kennametal, Inc.	123,306	5,567
Thomas & Betts Corp.	198,364	5,320
IDEX Corp.	152,251	5,170
Beazer Homes USA, Inc.	46,301	4,949
Ryland Group, Inc.	52,898	4,902
Crane Co.	160,987	4,656
HNI Corp.	114,881	4,547
* Flowserve Corp.	183,428	4,435
MDC Holdings, Inc.	53,701	3,926
Mine Safety Appliances Co.	87,722	3,572
Nordson Corp.	102,434	3,517
Lincoln Electric Holdings, Inc.	110,522	3,466
Ametek, Inc.	113,890	3,453
Belden CDT Inc.	158,072	3,446
The Manitowoc Co., Inc.	85,844	3,044
Federal Signal Corp.	162,685	3,023
Curtiss-Wright Corp.	52,378	2,998
* Moog Inc.	73,557	2,670
* Genlyte Group, Inc.	41,395	2,665
* Technitrol, Inc.	129,729	2,530
JLG Industries, Inc.	147,237	2,474
Woodward Governor Co.	34,412	2,322
Watts Water Technologies, Inc.	83,540	2,243
Baldor Electric Co.	94,761	2,242
* Esterline Technologies Corp.	71,316	2,182
* Brooks Automation, Inc.	150,255	2,126
Tecumseh Products Co. Class A	48,833	2,045
Steelcase Inc.	145,224	2,033
Regal-Beloit Corp.	82,751	2,002
Applied Industrial Technology, Inc.	55,574	1,986
* ESCO Technologies Inc.	28,435	1,927
* Credence Systems Corp.	259,711	1,870
* Gardner Denver Inc.	66,565	1,835
* Triumph Group, Inc.	53,720	1,817
Thomas Industries, Inc.	52,719	1,655
* Ionics, Inc.	61,144	1,651
C & D Technologies, Inc.	85,682	1,630
A.O. Smith Corp.	63,325	1,542
M/I Homes, Inc.	35,926	1,525
MTS Systems Corp.	68,124	1,448
NACCO Industries, Inc. Class A	16,781	1,446
* Meritage Corp.	16,600	1,305
* Actuant Corp.	28,130	1,159
Kimball International, Inc. Class B	78,796	1,094
* Electro Scientific Industries, Inc.	61,511	1,067
Technical Olympic USA, Inc.	37,679	1,064
* Audiovox Corp.	62,845	1,058
Tennant Co.	25,803	1,046
* Powerwave Technologies, Inc.	166,500	1,026
Skyline Corp.	24,054	963
* Littelfuse, Inc.	25,997	898
* Champion Enterprises, Inc.	83,655	861
Robbins & Myers, Inc.	39,057	859
Standex International Corp.	34,911	855
* Kadant Inc.	46,105	846
HEICO Corp.	44,639	789
CTS Corp.	57,436	724
* Power-One, Inc.	106,688	691
Franklin Electric, Inc.	16,946	671
Gorman-Rupp Co.	32,397	660
Cohu, Inc.	44,461	657
Stewart & Stevenson Services, Inc.	32,486	574
* Mastec Inc.	88,752	466
Helix Technology Corp.	30,880	420
* Powell Industries, Inc.	21,502	362
* Astec Industries, Inc.	18,713	358
Lindsay Manufacturing Co.	13,099	351
* Asyst Technologies, Inc.	56,307	288
* Terayon Communications Systems, Inc.	133,548	283
Vicor Corp.	24,618	249
Tecumseh Products Co. Class B	2,900	117
HEICO Corp. Class A	8,012	108
Curtiss-Wright Corp. Class B	48	3

		191,371

Technology (3.6%)
* Arrow Electronics, Inc.	389,415	8,793
* BearingPoint, Inc.	530,068	4,739
* Sybase, Inc.	327,567	4,517
* Maxtor Corp.	834,146	4,338
Imation Corp.	119,604	4,257
Anixter International Inc.	99,356	3,486
* Avnet, Inc.	203,065	3,476
* DRS Technologies, Inc.	83,513	3,127
* Advanced Fibre Communications, Inc.	192,770	3,065
* Adaptec, Inc.	370,215	2,814
* Benchmark Electronics, Inc.	90,281	2,690
* Hutchinson Technology, Inc.	87,928	2,350
* Conexant Systems, Inc.	1,405,376	2,263
* Perot Systems Corp.	131,694	2,115
* PalmOne, Inc.	67,030	2,040
* Checkpoint Systems, Inc.	126,643	1,972
* Electronics for Imaging, Inc.	117,363	1,906
* Gateway, Inc.	378,001	1,871
* CSG Systems International, Inc.	118,017	1,819
* Parametric Technology Corp.	317,655	1,677
Agilysys, Inc.	92,417	1,598
* Sycamore Networks, Inc.	419,320	1,585
* Newport Corp.	135,738	1,557
Methode Electronics, Inc. Class A	120,019	1,535
* Zoran Corp.	93,990	1,478
* Ciber, Inc.	183,698	1,381
* Ascential Software Corp.	99,874	1,345
* Keane, Inc.	85,888	1,319
* InFocus Corp.	134,066	1,228
* Lattice Semiconductor Corp.	247,240	1,214
Bel Fuse, Inc. Class B	24,812	821
* Herley Industries Inc.	43,136	806
* Borland Software Corp.	95,871	801
* KEMET Corp.	97,539	789
* Tier Technologies, Inc.	60,528	584
* Harmonic, Inc.	84,102	559
* Enterasys Networks, Inc.	334,622	535
* AMIS Holdings Inc.	34,835	471
* SPSS, Inc.	34,602	461
* Amkor Technology, Inc.	123,516	451
* Bioveris Corp.	72,154	448
* SYNNEX Corp.	22,229	393
* Safeguard Scientifics, Inc.	200,851	376
* CompuCom Systems, Inc.	81,908	375
* Planar Systems, Inc.	32,134	360
* Lawson Software Inc.	58,884	330
* Remec, Inc.	69,963	330
* Integrated Silicon Solution, Inc.	41,709	303
Iomega Corp.	56,859	264
* MRO Software Inc.	25,219	252
* Entrust, Inc.	91,964	233
* Stratex Networks, Inc.	101,336	227
* Oplink Communications, Inc.	96,594	173
* Computer Network Technology Corp.	34,001	138

		88,035

Utilities (8.7%)
Alliant Energy Corp.	376,173	9,359
ONEOK, Inc.	312,200	8,123
OGE Energy Corp.	296,073	7,470
National Fuel Gas Co.	263,523	7,466
Great Plains Energy, Inc.	250,894	7,314
Hawaiian Electric Industries Inc.	270,558	7,181
Aqua America, Inc.	313,669	6,935
* Allegheny Energy, Inc.	428,976	6,846
Vectren Corp.	256,382	6,456
AGL Resources Inc.	208,072	6,402
UGI Corp. Holding Co.	171,589	6,393
Westar Energy, Inc.	288,939	5,837
Energen Corp.	110,432	5,693
Piedmont Natural Gas, Inc.	129,024	5,669
NICOR Inc.	148,862	5,463
WPS Resources Corp.	119,212	5,363
Peoples Energy Corp.	126,685	5,280
* CMS Energy Corp.	552,754	5,262
Atmos Energy Corp.	205,560	5,178
* Kinder Morgan Management, LLC	120,720	5,012
* Southern Union Co.	238,466	4,889
WGL Holdings Inc.	164,412	4,646
Duquesne Light Holdings, Inc.	257,005	4,616
PNM Resources Inc.	204,087	4,594
New Jersey Resources Corp.	92,950	3,848
IDACORP, Inc.	128,971	3,748
* Sierra Pacific Resources	396,425	3,548
Northwest Natural Gas Co.	92,032	2,920
Black Hills Corp.	104,118	2,892
* Cincinnati Bell Inc.	828,660	2,892
Avista Corp.	155,480	2,814
UniSource Energy Corp.	115,108	2,803
Southwest Gas Corp.	116,906	2,800
Cleco Corp.	160,280	2,763
* El Paso Electric Co.	160,418	2,578
* Aquila, Inc.	794,629	2,479
CH Energy Group, Inc.	53,303	2,441
UIL Holdings Corp.	46,654	2,295
South Jersey Industries, Inc.	46,304	2,211
* Price Communications Corp.	143,639	2,190
MGE Energy, Inc.	67,457	2,146
Otter Tail Corp.	82,892	2,114
The Laclede Group, Inc.	66,617	1,947
Empire District Electric Co.	85,443	1,756
California Water Service Group	58,495	1,718
American States Water Co.	56,208	1,400
North Pittsburgh Systems, Inc.	42,967	890
Central Vermont Public Service Corp.	41,027	825
Cascade Natural Gas Corp.	37,988	806
CT Communications, Inc.	57,285	790
NUI Corp.	54,236	724
SJW Corp.	21,600	713
Connecticut Water Services, Inc.	26,942	712
* Mediacom Communications Corp.	74,002	483
* Talk America Holdings, Inc.	84,803	444
Surewest Communications	15,392	441
* General Communication, Inc.	47,130	427
Shenandoah Telecommunications Co.	15,212	390
* Time Warner Telecom Inc.	52,983	254
* McLeod USA Inc.	342,366	147

		211,796

Other (1.1%)
Carlisle Co., Inc.	104,958	6,710
Teleflex Inc.	121,824	5,178
Lancaster Colony Corp.	96,475	4,068
Trinity Industries, Inc.	126,872	3,955
ALLETE, Inc.	89,284	2,902
GenCorp, Inc.	120,051	1,627
Kaman Corp. Class A	74,121	885
* Sequa Corp. Class A	15,568	813
Walter Industries, Inc.	32,691	524

		26,662

TOTAL COMMON STOCKS
(Cost $1,998,854)		2,439,890

TEMPORARY CASH INVESTMENT (2.6%)

Vanguard Market Liquidity Fund, 1.74%**
(Cost $63,752)	63,752,136	63,752

TOTAL INVESTMENTS (102.6%)
(Cost $2,062,606)		2,503,642

OTHER ASSETS AND LIABILITIES--NET (-2.6%)		(62,608)

NET ASSETS (100%)		$2,441,034

*Non-income-producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
Rate shown is the 7-day yield.
REIT — Real Estate Investment Trust

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2004, the cost of investment securities for tax purposes was $2,062,606,000. Net unrealized appreciation of investment securities for tax purposes was $441,036,000, consisting of unrealized gains of $502,323,000 on securities that had risen in value since their purchase and $61,287,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vanguard Index Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Vanguard Index Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

Vanguard Index Funds

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	November 15, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.